Morgan Stanley Dean Witter High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2001

Dear Shareholder:

During the six-month period ended July 31, 2001, the high-yield market experienced a great deal of volatility, caused by continued bad news in the telecommunications sector, a declining equity market in the fall, a large new-issue calendar in the spring and a continued high default rate. Several telecom companies announced poor earnings and lower revenues, which pushed the whole sector lower throughout most of the past six months. Liquidity worsened on both the buy and sell sides as dealers resisted putting their capital at risk. Mutual fund flows, which were negative during the second half of 2000, turned positive early in 2001 before going negative again for the last three weeks of June. At the same time, a large number of new issues were priced and the telecom problems worsened.

Credit spreads in the high-yield market relative to U.S. Treasury securities continued to trade at very wide levels during the period under review. Spreads continued to widen within the lower-rated portion of the high-yield market as investors continued to favor the higher-quality end of the marketplace. As a result of this trend, lower-yielding, higher-quality BB-rated bonds held up significantly better than lower-rated bonds.

Performance and Portfolio Strategy

For the six-month period ended July 31, 2001, Morgan Stanley Dean Witter High Income Advantage Trust III produced a total return of -25.63 percent, based on a change in net asset value (NAV) and reinvestment of distributions totaling $0.1890 per share. For the same period, the Trust's total return was -54.54 percent, based on a change in its market price on the New York Stock Exchange
(NYSE) and reinvestment of distributions.

In May, the Trust lowered its monthly dividend rate to $0.017 per share, to better reflect the Trust's income levels. The previous dividend rate was $0.035 per share. The new dividend rate was effective with the dividend declared on May 29, 2001, and payable on June 22, 2001. If any additional income is earned by the Trust, it may be paid to shareholders at the end of 2001.

The past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, we have seen high-yield bond prices decline sharply and yields rise over this period. The Trust's core position in the B-rated sector was adversely affected. Our allocations in the fixed-line communications sector and to a lesser extent the wireless communications sector were the major reasons for the disappointing performance. Fixed-line telecom was the worst-performing sector during the past twelve months; vastly underperforming the rest of the high-yield market. This sector experienced a high default rate and

Morgan Stanley Dean Witter High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2001 continued

many rating downgrades, which led investors to sell the sector and push prices down for most telecom bonds. In our opinion, while many telecom issuers have had problems in this very challenging environment, we believe that the sentiment has become excessively negative. Our value-oriented analysis suggests that this sector may perform better in the months ahead.

The new portfolio management team, which took over responsibility for the Trust in January, has had a very active six months in terms of repositioning the portfolio for the current market environment. We initiated positions in more than 30 new companies, including Allied Waste, Chesapeake Energy, Schuler Homes, Salem Communications, Healthnet, Primedia, Quebecor, Nextmedia and Beazer Homes. We eliminated positions in many companies such as Brill Media, Envirodyne, Neff, Friendly's, Windemere, Sabreliner and James Cable. We have increased the overall credit quality of the portfolio by buying BB-rated securities while trimming our exposure to the telecom sector. However, we continue to maintain constructive positions in wireline communications, cable, wireless communications and media.

Looking Ahead

We believe that, for some investors, the widening of spreads in June and July has added to the attractiveness of the high-yield market. Historically, the high-yield market has done well in periods following the lowering of interest rates by the Federal Reserve Board. However, for the high-yield market to enjoy sustained improvement, we believe that it will be important to see further evidence of an improving economy, easier credit availability from banks, lower future default rates and a return of positive capital flows into the asset class.

We appreciate your ongoing support of Morgan Stanley Dean Witter High Income Advantage Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Dean Witter High Income Advantage Trust III
RESULTS OF ANNUAL MEETING (UNAUDITED)

                             *         *         *

On June 26, 2001, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following two matters, the results of which were as follows:

(1) Election of Trustees:

Wayne E. Hedien
For..................................................  11,166,070
Withheld.............................................     355,469
James F. Higgins
For..................................................  11,171,775
Withheld.............................................     349,764
Dr. Manuel H. Johnson
For..................................................  11,172,411
Withheld.............................................     349,128
John L. Schroeder
For..................................................  11,161,171
Withheld.............................................     360,368

The following Trustees were not standing for reelection at this meeting:

Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Michael E. Nugent

and Philip J. Purcell.

(2) Ratification of the selection of Deloitte & Touche LLP as Independent
    Auditors:

For..................................................  11,300,246
Against..............................................      83,849
Abstain..............................................     137,444

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Corporate Bonds (89.0%)
            Advertising (1.2%)
$    300    Interep National Radio Sales Inc. ........................  10.00%    07/01/08    $   249,000
                                                                                              -----------
            Aerospace & Defense (1.1%)
     300    Loral Space & Communications Ltd. ........................   9.50     01/15/06        225,000
                                                                                              -----------
            Airlines (0.9%)
     215    Air Canada Corp. (Canada).................................  10.25     03/15/11        184,900
                                                                                              -----------
            Alternative Power Generation (0.7%)
     140    AES Corp. ................................................   8.875    02/15/11        136,500
                                                                                              -----------
            Auto Parts: O.E.M. (1.4%)
     220    Hayes Lemmerz International, Inc. ........................   8.25     12/15/08        145,200
      60    Hayes Wheels International, Inc. (Series B)...............   9.125    07/15/07         42,600
      95    Lear Corp. ...............................................   8.11     05/15/09         97,594
                                                                                              -----------
                                                                                                  285,394
                                                                                              -----------
            Broadcast/Media (1.0%)
     270    Tri-State Outdoor Mediagroup, Inc. .......................  11.00     05/15/08        202,838
                                                                                              -----------
            Broadcasting (2.1%)
      70    Radio One, Inc. - 144A*...................................   8.875    07/01/11         71,575
     125    Salem Communications Holding Corp. - 144A*................   9.00     07/01/11        127,188
      60    XM Satellite Radio Inc. ..................................  14.00     03/15/10         37,200
     195    Young Broadcasting Inc. - 144A*...........................  10.00     03/01/11        192,075
                                                                                              -----------
                                                                                                  428,038
                                                                                              -----------
            Cable/Satellite TV (7.7%)
     315    Adelphia Communications Corp. ............................  10.50     07/15/04        314,999
   3,750    Australis Holdings Property Ltd. (Australia) (a) (b)......  15.00     11/01/02            375
     175    British Sky Broadcasting Group (United Kingdom)...........   6.875    02/23/09        164,596
     175    British Sky Broadcasting Group PLC (United Kingdom).......   8.20     07/15/09        177,685
     325    Callahan Nordhein Westfalen (Germany).....................  14.00     07/15/10        237,250
     435    Charter Communications Holdings Corp. - 144A*.............  11.75++   05/15/11        253,387
     500    Knology Holdings, Inc. ...................................  11.875++  10/15/07        155,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
$    185    Telewest Communications PLC (United Kingdom)..............   9.875%   02/01/10    $   145,225
     355    United Pan Europe Communications N.V. (Netherlands).......  10.875    08/01/09        149,100
                                                                                              -----------
                                                                                                1,597,617
                                                                                              -----------
            Casino/Gaming (2.7%)
     950    Aladdin Gaming Capital Corp. (Series B)...................  13.50++   03/01/10        246,999
     600    Resort at Summerlin LP (Series B) (a) (b).................  13.00     12/15/07          5,996
     110    Station Casinos, Inc. ....................................   8.375    02/15/08        110,550
     185    Station Casinos, Inc. ....................................   9.875    07/01/10        189,163
                                                                                              -----------
                                                                                                  552,708
                                                                                              -----------
            Cellular Telephone (1.2%)
     200    Dobson/Sygnet Communications..............................  12.25     12/15/08        207,000
   3,200    Dolphin Telecom PLC (United Kingdom) (a)..................  11.50++   06/01/08         40,000
     700    Dolphin Telecom PLC (Series B) (United Kingdom) (a).......  14.00++   05/15/09          7,000
                                                                                              -----------
                                                                                                  254,000
                                                                                              -----------
            Chemicals: Specialty (0.2%)
      40    Millennium America, Inc - 144A*...........................   9.25     06/15/08         40,600
                                                                                              -----------
            Commercial Printing/Forms (0.6%)
     500    Premier Graphics Inc. (a) (b).............................  11.50     12/01/05         15,000
     105    Quebecor Media, Inc. - 144A* (Canada).....................  11.125    07/15/11        110,513
                                                                                              -----------
                                                                                                  125,513
                                                                                              -----------
            Consumer/Business Services (3.6%)
     500    Anacomp, Inc. (Series B) (b)..............................  10.875    04/01/04         90,000
     250    Anacomp, Inc. (Series D) (b)..............................  10.875    04/01/04         45,000
     541    Comforce Corp. (Series B).................................  15.00+    12/01/09        243,235
     145    Comforce Operating, Inc. .................................  12.00     12/01/07        116,000
     275    MDC Communications Corp. (Canada).........................  10.50     12/01/06        255,750
                                                                                              -----------
                                                                                                  749,985
                                                                                              -----------
            Containers/Packaging (2.2%)
     210    Berry Plastics Corp. .....................................  12.25     04/15/04        212,100
     335    Owens-Illinois, Inc. .....................................   7.80     05/15/18        236,175
                                                                                              -----------
                                                                                                  448,275
                                                                                              -----------
            Diversified Manufacturing (3.9%)
     315    Eagle-Picher Industries, Inc. ............................   9.375    03/01/08        212,625
   1,000    Jordan Industries, Inc. (Series B)........................  11.75++   04/01/09        600,000
                                                                                              -----------
                                                                                                  812,625
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Electric Utilities (1.0%)
$    110    Mirant Americas Generation - 144A*........................   7.625%   05/01/06    $   113,355
      85    PG&E National Energy Group - 144A*........................  10.375    05/16/11         88,091
                                                                                              -----------
                                                                                                  201,446
                                                                                              -----------
            Electronic Distributors (0.7%)
     125    BRL Universal Equipment...................................   8.875    02/15/08        125,000
   1,000    CHS Electronics, Inc. (a) (b).............................   9.875    04/15/05         20,000
                                                                                              -----------
                                                                                                  145,000
                                                                                              -----------
            Electronic Equipment/Instruments (0.6%)
     350    High Voltage Engineering, Inc. ...........................  10.75     08/15/04        133,000
                                                                                              -----------
            Electronics/Appliances (0.1%)
   5,000    International Semi-Tech Microelectronics, Inc. (Canada)
              (a) (b).................................................  11.50     08/15/03         25,000
                                                                                              -----------
            Engineering & Construction (0.9%)
     115    Encompas Services Corp. - 144A*...........................  10.50     05/01/09        107,525
     300    Metromedia Fiber Network, Inc. ...........................  10.00     12/15/09         88,500
                                                                                              -----------
                                                                                                  196,025
                                                                                              -----------
            Environmental Services (2.9%)
     140    Allied Waste North America Inc. - 144A*...................   8.875    04/01/08        146,300
     200    Allied Waste North America Inc. (Series B)................  10.00     08/01/09        209,000
     125    Waste Management, Inc. ...................................   7.375    08/01/10        129,225
     110    WMX Technologies, Inc. ...................................   7.00     10/15/06        113,174
                                                                                              -----------
                                                                                                  597,699
                                                                                              -----------
            Finance/Rental/Leasing (0.5%)
     155    Ono Finance PLC - 144A* (United Kingdom)..................  14.00     02/15/11        106,950
                                                                                              -----------
            Food Distributors (1.6%)
     350    Volume Services America, Inc. ............................  11.25     03/01/09        329,000
                                                                                              -----------
            Food Retail (0.7%)
     135    Delhaize America, Inc. - 144A*............................   9.00     04/15/31        154,373
                                                                                              -----------
            Food: Meat/Poultry/Fish (0.6%)
     115    Michael Foods, Inc. - 144A*...............................  11.75     04/01/11        119,600
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Forest Products (1.1%)
$    225    Tembec Industries, Inc. (Canada)..........................   8.50%    02/01/11    $   231,750
                                                                                              -----------
            Home Building (3.9%)
     160    Beazer Homes USA, Inc. ...................................   8.625    05/15/11        162,400
     200    Centex Corp. .............................................   7.875    02/01/11        204,010
     140    Schuler Homes, Inc. - 144A*...............................   9.375    07/15/09        140,000
      70    Schuler Homes, Inc. - 144A*...............................  10.50     07/15/11         71,750
     225    Toll Brothers, Inc. ......................................   8.25     02/01/11        222,750
                                                                                              -----------
                                                                                                  800,910
                                                                                              -----------
            Hospital/Nursing Management (3.3%)
     435    HCA - The Healthcare Company..............................   8.75     09/01/10        467,625
     150    Tenet Healthcare Corp. ...................................   8.625    01/15/07        157,500
      65    Tenet Healthcare Corp. ...................................   8.125    12/01/08         68,900
                                                                                              -----------
                                                                                                  694,025
                                                                                              -----------
            Hotels/Resorts/Cruiselines (0.6%)
     500    Epic Resorts LLC (Series B) (a)...........................  13.00     06/15/05        130,000
                                                                                              -----------
            Household/Personal Care (2.8%)
     596    J.B. Williams Holdings, Inc. .............................  12.00     03/01/04        584,080
                                                                                              -----------
            Internet Software/Services (1.3%)
     230    Exodus Communications, Inc. ..............................  11.625    07/15/10         73,600
     500    Globix Corp. .............................................  12.50     02/01/10        150,000
     250    PSINet, Inc. (a) (b)......................................  10.50     12/01/06         15,000
     600    PSINet, Inc. (a) (b)......................................  11.00     08/01/09         36,000
                                                                                              -----------
                                                                                                  274,600
                                                                                              -----------
            Managed Health Care (2.0%)
     225    Aetna Inc. ...............................................   7.875    03/01/11        225,128
     200    Healthnet, Inc. - 144A*...................................   8.375    04/15/11        199,042
                                                                                              -----------
                                                                                                  424,170
                                                                                              -----------
            Media Conglomerates (0.5%)
      95    Nextmedia Operating, Inc. - 144A*.........................  10.75     07/01/11         98,088
                                                                                              -----------
            Medical Specialties (0.0%)
     900    Mediq/PRN Life Support Services, Inc. (b).................  11.00     06/01/08          9,000
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Medical/Nursing Services (0.8%)
$    175    Fresenius Med Cap Trust - 144A*...........................   7.875%   06/15/11    $   172,375
                                                                                              -----------
            Miscellaneous Commercial Services (0.3%)
      55    Advanstar Communications, Inc. ...........................  12.00     02/15/11         55,550
                                                                                              -----------
            Movies/Entertainment (0.8%)
     160    Alliance Atlantis Communications, Inc. (Canada)...........  13.00     12/15/09        169,600
                                                                                              -----------
            Office Equipment/Supplies (3.4%)
   1,300    Mosler, Inc. (b)..........................................  11.00     04/15/03        715,000
                                                                                              -----------
            Oil & Gas Production (1.1%)
     235    Chesapeake Energy Corp. ..................................   8.125    04/01/11        225,600
                                                                                              -----------
            Oilfield Services/Equipment (0.2%)
      40    Key Energy Services, Inc. - 144A*.........................   8.375    03/01/08         39,900
                                                                                              -----------
            Other Consumer Specialties (1.1%)
     280    Samsonite Corp. ..........................................  10.75     06/15/08        232,400
                                                                                              -----------
            Other Metals/Minerals (0.5%)
     110    Phelps Dodge Corp. .......................................   8.75     06/01/11        112,334
                                                                                              -----------
            Publishing: Books/Magazines (0.8%)
     175    PRIMEDIA, Inc. - 144A*....................................   8.875    05/15/11        168,000
                                                                                              -----------
            Real Estate Development (0.6%)
     120    CB Richard Ellis Services, Inc. - 144A*...................  11.25     06/15/11        116,400
                                                                                              -----------
            Recreational Products (1.8%)
     210    CSC Holdings, Inc. - 144A*................................   7.625    04/01/11        210,672
     150    International Game Technology.............................   8.375    05/15/09        156,375
                                                                                              -----------
                                                                                                  367,047
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Restaurants (2.3%)
$  6,251    American Restaurant Group Holdings, Inc. - 144A* (c)......   0.00%    12/15/05    $   312,535
   1,500    FRD Acquisition Corp. (Series B) (a) (b)..................  12.50     07/15/04        165,000
                                                                                              -----------
                                                                                                  477,535
                                                                                              -----------
            Retail - Specialty (1.4%)
     300    Pantry, Inc. .............................................  10.25     10/15/07        294,000
                                                                                              -----------
            Services to the Health Industry (0.9%)
      75    Anthem Insurance - 144A*..................................   9.125    04/01/10         79,299
     110    Omnicare, Inc. - 144A*....................................   8.125    03/15/11        111,650
                                                                                              -----------
                                                                                                  190,949
                                                                                              -----------
            Specialty Telecommunications (7.1%)
   1,000    Birch Telecom Inc. .......................................  14.00     06/15/08        450,000
     300    DTI Holdings, Inc. (Series B).............................  12.50++   03/01/08         81,000
     950    Esprit Telecom Group PLC (United Kingdom) (b).............  11.50     12/15/07         14,250
     500    Esprit Telecom Group PLC (United Kingdom) (b).............  10.875    06/15/08          7,500
   1,800    Firstworld Communications, Inc. ..........................  13.00++   04/15/08         72,000
     225    Global Crossing Holdings, Ltd. (Bermuda)..................   8.70     08/01/07        171,000
     110    Global Crossing Holdings, Ltd. (Bermuda)..................   9.50     11/15/09         83,600
     510    GT Group Telecom Inc. (Canada)............................  13.25++   02/01/10        153,000
      60    McLeodUSA, Inc. ..........................................  11.375    01/01/09         35,100
     250    McLeodUSA, Inc. ..........................................  11.50     05/01/09        140,013
     235    Pac-West Telecomm, Inc. ..................................  13.50     02/01/09         94,000
     425    Primus Telecommunications Group, Inc. (Series B)..........   9.875    05/15/08         63,750
     250    Versatel Telecom International NV (Netherlands)...........  13.25     05/15/08         75,000
     700    Viatel Inc. (a) (b).......................................  11.25     04/15/08         10,500
     200    Viatel Inc. (a) (b).......................................  12.50++   04/15/08          1,500
     250    Viatel Inc. (issued 03/19/99) (a) (b).....................  11.50     03/15/09          3,750
     300    Viatel, Inc. (issued 12/08/99) (a) (b)....................  11.50     03/15/09          4,500
     735    World Access, Inc. (a) (b) (c)............................  13.25     01/15/08         14,700
     250    Worldwide Fiber Inc. (Canada) (a).........................  12.00     08/01/09          3,750
                                                                                              -----------
                                                                                                1,478,913
                                                                                              -----------
            Telecommunications (6.9%)
     250    Covad Communications Group, Inc. .........................  12.50     02/15/09         45,000
     476    Covad Communications Group, Inc. (Series B)...............  13.50++   03/15/08         52,360
     300    Covad Communications Group, Inc. (Series B)...............  12.00     02/15/10         45,000
   1,300    e. Spire Communications, Inc. (a) (b).....................  13.75     07/15/07        260,000
     600    Focal Communications Corp. (Series B).....................  12.125++  02/15/08        120,000
     250    Hyperion Telecommunication, Inc. (Series B)...............  12.25     09/01/04        187,500
     250    MGC Communications, Inc. .................................  13.00     04/01/10         70,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
$    500    NEXTLINK Communications LLC...............................  12.50%    04/15/06    $   175,000
     390    NTL Communications Corp. .................................  11.875    10/01/10        255,450
     900    Rhythms Netconnections, Inc. .............................  12.75     04/15/09         90,000
   1,500    Rhythms Netconnections, Inc. .............................  14.00     02/15/10         45,000
     250    Startec Global Communications Corp. ......................  12.00     05/15/08          7,500
     115    Talton Holdings, Inc. (Series B)..........................  11.00     06/30/07         72,450
                                                                                              -----------
                                                                                                1,425,260
                                                                                              -----------
            Trucks/Construction/Farm Machinery (1.2%)
     305    J.B. Poindexter & Co., Inc. ..............................  12.50     05/15/04        244,000
                                                                                              -----------
            Wholesale Distributors (0.4%)
      90    Burhmann US, Inc. ........................................  12.25     11/01/09         86,400
                                                                                              -----------
            Wireless Communications (1.8%)
     150    American Cellular Corp. - 144A*...........................   9.50     10/15/09        142,500
     285    AMSC Aquisition Co., Inc. (Series B)......................  12.25     04/01/08         57,000
   4,000    CellNet Data Systems, Inc. (a) (b)........................  14.00++   10/01/07         20,000
     500    Globalstar LP/Capital Corp. (b)...........................  10.75     11/01/04         25,000
     600    Orbcomm Global LP/Capital Corp. (Series B) (a) (b)........  14.00     08/15/04         18,000
   1,000    USA Mobile Communications Holdings, Inc. .................  14.00     11/01/04        100,000
     500    WinStar Communications, Inc. (a) (b)......................  12.75     04/15/10          7,500
                                                                                              -----------
                                                                                                  370,000
                                                                                              -----------
            Total Corporate Bonds (Cost $49,237,249).......................................    18,488,972
                                                                                              -----------
NUMBER OF
 SHARES
---------
            Preferred Stocks (4.0%)
            Broadcasting (0.7%)
      16    Paxson Communications 13.25%...................................................       147,200
                                                                                              -----------
            Cellular Telephone (0.2%)
      52    Dobson Communications..........................................................        47,320
                                                                                              -----------
            Electric Utilities (0.8%)
     160    TNP Enterprises, Inc. .........................................................       174,400
                                                                                              -----------
            Publishing: Books/Magazines (0.1%)
     130    PRIMEDIA, Inc. 10%.............................................................        10,660
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            Specialty Telecommunications (0.6%)
     100    Broadwing Communications, Inc. (Series B)......................................   $    98,000
   3,830    Xo Communications, Inc. .......................................................        21,062
                                                                                              -----------
                                                                                                  119,062
                                                                                              -----------
            Telecommunication Equipment (0.7%)
 410,666    FWT, Inc. (Class A) (c)........................................................       135,520
                                                                                              -----------
            Wireless Communications (0.9%)
     309    Nextel Communications, Inc. +..................................................       199,402
                                                                                              -----------
            Total Preferred Stocks (Cost $2,514,206).......................................       833,564
                                                                                              -----------
            Common Stocks (d) (0.1%)
            Apparel/Footwear Retail (0.0%)
 551,830    County Seat Stores, Inc. (c)...................................................         4,966
                                                                                              -----------
            Foods: Specialty/Candy (0.0%)
     453    SFAC New Holdings Inc. (c).....................................................           113
      83    SFFB Holdings, Inc. (c) .......................................................             1
  90,000    Specialty Foods Acquisition Corp. - 144A*......................................           900
                                                                                              -----------
                                                                                                    1,014
                                                                                              -----------
            Medical/Nursing Services (0.0%)
 104,665    Raintree Healthcare Corp. (c)..................................................           942
                                                                                              -----------
            Restaurants (0.0%)
   4,750    American Restaurant Group Holdings, Inc. - 144A*...............................         1,188
                                                                                              -----------
            Specialty Telecommunications (0.1%)
   6,667    Versatel Telecom International NV (ADR) (Netherlands)..........................        10,666
   3,142    World Access, Inc. (c).........................................................           126
                                                                                              -----------
                                                                                                   10,792
                                                                                              -----------
            Telecommunication Equipment (0.0%)
  41,066    FWT, Inc. (Class A) (c)........................................................           411
                                                                                              -----------
            Textiles (0.0%)
 112,296    United States Leather, Inc. (c)................................................         1,123
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            Wireless Communications (0.0%)
 176,739    Arch Wireless, Inc. (c) .......................................................   $     3,517
   8,393    Vast Solutions, Inc. (Class B1) (c)............................................            84
   8,393    Vast Solutions, Inc. (Class B2) (c)............................................            84
   8,393    Vast Solutions, Inc. (Class B3) (c)............................................            84
                                                                                              -----------
                                                                                                    3,769
                                                                                              -----------
            Total Common Stocks (Cost $13,541,531).........................................        24,205
                                                                                              -----------

NUMBER OF                                                                        EXPIRATION
WARRANTS                                                                           DATE
---------                                                                        ----------
            Warrants (d) (0.3%)
            Aerospace & Defense (0.2%)
   2,500    Sabreliner Corp. - 144A*..........................................    04/15/03         24,999
                                                                                              -----------
            Broadcasting (0.0%)
     130    XM Satellite Radio Holdings Inc. - 144A*..........................    03/15/10          2,600
                                                                                              -----------
            Casino/Gaming (0.0%)
  17,750    Aladdin Gaming Enterprises, Inc. - 144A*..........................    03/01/10            178
     500    Resort at Summerlin LP - 144A*....................................    12/15/07              5
                                                                                              -----------
                                                                                                      183
                                                                                              -----------
            Electric Utilities (0.0%)
     150    TNP Enterprises, Inc. - 144A*.....................................    04/01/11          4,500
                                                                                              -----------
            Finance/Rental/Leasing (0.0%)
     155    Ono Finance PLC - 144A* (United Kingdom)..........................    05/31/09          7,750
                                                                                              -----------
            Hotels/Resorts/Cruiselines (0.0%)
     500    Epic Resorts LLC - 144A*..........................................    06/15/08              5
                                                                                              -----------
            Internet Software/Services (0.0%)
   1,800    Varado Holdings, Inc. - 144A*.....................................    04/15/08             18
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

NUMBER OF                                                                        EXPIRATION
WARRANTS                                                                            DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Specialty Telecommunications (0.1%)
   1,000    Birch Telecom Inc. - 144A*........................................    06/15/08    $       100
     510    GT Group Telecom Inc. (Canada) - 144A*............................    02/01/10         12,750
                                                                                              -----------
                                                                                                   12,850
                                                                                              -----------
            Telecommunications (0.0%)
     250    Startec Global Communications Corp. - 144A*.......................    05/15/08              8
                                                                                              -----------
            Wireless Communications (0.0%)
     300    Motient Corp. - 144A*.............................................    04/01/08            150
                                                                                              -----------
            Total Warrants (Cost $122,813).................................................        53,063
                                                                                              -----------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                               RATE       DATE
---------                                                               ------   ----------
            Short-Term Investment (2.4%)
            Repurchase Agreement
$    505    Joint repurchase agreement account (dated 07/31/01;
              proceeds $505,055) (e) (Cost $505,000)..................   3.887%   08/01/01        505,000
                                                                                              -----------

            Total Investments (Cost $65,920,799) (f)....................              95.8%    19,904,804
            Other Assets in Excess of Liabilities.......................               4.2        867,252
                                                                                     -----    -----------
            Net Assets..................................................             100.0%   $20,772,056
                                                                                     =====    ===========

---------------------

    *    Resale is restricted to qualified institutional investors.
    +    Payment in-kind security.
    ++   Currently a zero coupon bond and will pay interest at the
         rate shown at a future specified date.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (f)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $227,975 and the aggregate gross unrealized depreciation is $46,243,970,
         resulting in net unrealized depreciation of $46,015,995.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $65,920,799)........................................  $ 19,904,804
Cash........................................................           654
Receivable for:
    Interest................................................       799,667
    Investments sold........................................        90,507
Prepaid expenses and other assets...........................        21,040
                                                              ------------
    Total Assets............................................    20,816,672
                                                              ------------
Liabilities:
Investment management fee payable...........................        13,843
Accrued expenses and other payables.........................        30,773
                                                              ------------
    Total Liabilities.......................................        44,616
                                                              ------------
    Net Assets..............................................  $ 20,772,056
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   111,277,286
Net unrealized depreciation.................................   (46,015,995)
Dividends in excess of net investment income................      (476,973)
Accumulated net realized loss...............................   (44,012,262)
                                                              ------------
    Net Assets..............................................  $ 20,772,056
                                                              ============
Net Asset Value Per Share:
  12,837,779 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................          $1.62
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III

FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2001 (unaudited)

Net Investment Income:

Income
Interest....................................................  $ 1,836,006
Dividends...................................................        3,450
                                                              -----------
    Total Income............................................    1,841,456
                                                              -----------
Expenses
Investment management fee...................................       90,711
Professional fees...........................................       24,681
Transfer agent fees and expenses............................       19,695
Registration fees...........................................       14,647
Shareholder reports and notices.............................       12,223
Trustees' fees and expenses.................................        6,027
Custodian fees..............................................        2,194
Other.......................................................        5,298
                                                              -----------
    Total Expenses..........................................      175,476
                                                              -----------
    Net Investment Income...................................    1,665,980
                                                              -----------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (5,458,182)
Net change in unrealized depreciation.......................   (3,041,462)
                                                              -----------
    Net Loss................................................   (8,499,644)
                                                              -----------
Net Decrease................................................  $(6,833,664)
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                               JULY 31,      JANUARY 31, 2001
                                                                 2001
                                                              -----------      ------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 1,665,980      $  7,606,829
Net realized loss...........................................   (5,458,182)       (6,833,509)
Net change in unrealized depreciation.......................   (3,041,462)      (14,394,604)
                                                              -----------      ------------
    Net Decrease............................................   (6,833,664)      (13,621,284)
Dividends to shareholders from net investment income........   (2,426,297)       (8,216,085)
                                                              -----------      ------------
    Net Decrease............................................   (9,259,961)      (21,837,369)
Net Assets:
Beginning of period.........................................   30,032,017        51,869,386
                                                              -----------      ------------
End of Period
(Including dividends in excess of net investment income of
$476,973 and $67,712, respectively).........................  $20,772,056      $ 30,032,017
                                                              ===========      ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dean Witter High Income Advantage Trust III (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Dean Witter High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2001 aggregated $11,450,769 and $10,737,266, respectively.

Morgan Stanley Dean Witter High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At July 31, 2001, the Trust had transfer agent fees and expenses payable of approximately $300.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, January 31, 2000, January 31, 2001, and July 31,
  2001......................................................  12,837,779   $128,378    $111,148,908
                                                              ==========   ========    ============

5. Dividends

The Trust declared the following dividends from net investment income:

     DECLARATION         AMOUNT         RECORD             PAYABLE
        DATE            PER SHARE        DATE                DATE
---------------------   ---------  -----------------  ------------------
  July 24, 2001          $0.017     August 3, 2001     August 17, 2001
 August 28, 2001         $0.017    September 7, 2001  September 21, 2001

6. Federal Income Tax Status

At January 31, 2001, the Trust had a net capital loss carryover of approximately $32,970,000 which may be used to offset future capital gains to the extent provided by regulations which is available through January 31 of the following years:

                                 AMOUNT IN THOUSANDS
-------------------------------------------------------------------------------------
                2002     2003      2004     2005     2006     2007     2008     2009
               ------   -------   ------   ------   ------   ------   ------   ------
               $3,256   $10,665   $4,258   $3,007   $5,910   $1,633   $1,867   $2,194
               ======   =======   ======   ======   ======   ======   ======   ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $5,764,000 during fiscal 2001.

As of January 31, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses and interest on bonds in default.

7. Change in Accounting Policy

Effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on

Morgan Stanley Dean Witter High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $351,055 increase in the cost of securities and a corresponding $351,055 increase to undistributed net investment income based on securities held as of January 31, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $231,462; increase unrealized depreciation by $215,491; and increase net realized losses by $15,972. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Litigation

On August 29, 2001, a purported class action was filed on behalf of investors in Morgan Stanley Dean Witter High Income Advantage Trust III alleging that the Trust, its investment advisor and certain of its officers violated the Investment Company Act of 1940 by deviating from a fundamental investment restriction by purportedly investing over 25% of its assets in a single industry. The Trust, its investment advisor and officers believe the suit to be without merit and intend to vigorously contest the action.

Morgan Stanley Dean Witter High Income Advantage Trust III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX               FOR THE YEAR ENDED JANUARY 31,
                                             MONTHS ENDED    ----------------------------------------------------
                                             JULY 31, 2001     2001       2000       1999       1998       1997
                                             -------------   --------   --------   --------   --------   --------
                                              (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.......      $ 2.34       $ 4.04     $ 5.02     $ 6.18     $ 6.11     $ 6.39
                                                 ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income..................        0.13         0.59       0.66       0.72       0.78       0.77
    Net realized and unrealized gain
      (loss)...............................       (0.66)       (1.65)     (0.94)     (1.16)      0.05      (0.26)
                                                 ------       ------     ------     ------     ------     ------

Total income (loss) from investment
  operations...............................       (0.53)       (1.06)     (0.28)     (0.44)      0.83       0.51
                                                 ------       ------     ------     ------     ------     ------

Less dividends from net investment
  income...................................       (0.19)       (0.64)     (0.70)     (0.72)     (0.76)     (0.79)
                                                 ------       ------     ------     ------     ------     ------

Net asset value, end of period.............      $ 1.62       $ 2.34     $ 4.04     $ 5.02     $ 6.18     $ 6.11
                                                 ======       ======     ======     ======     ======     ======

Market value, end of period................      $ 1.68       $ 3.97     $4.188     $5.938     $7.375     $ 7.00
                                                 ======       ======     ======     ======     ======     ======

Total Return+..............................      (54.54)%(1)   11.05%    (19.47)%   (10.59)%    16.86%     16.03%

Ratios to Average Net Assets:
Expenses...................................        1.45 %(2)    1.18%      1.08%      1.05%      0.96%      0.98%

Net investment income......................       13.77 %(2)   17.89%     14.78%     12.61%     12.70%     12.13%

Supplemental Data:
Net assets, end of period, in thousands....     $20,772      $30,032    $51,869    $64,696    $79,572    $78,707

Portfolio turnover rate....................          47 %(1)      21%        40%        81%       113%       161%

---------------------

     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.33%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
HIGH INCOME
ADVANTAGE TRUST III

Semiannual Report
July 31, 2001